SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Options, Outstanding Ending Balance	3,800,943	2,715,000	265,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 1.36	$ 1.50	$ 1.50
Weighted average contractual life term, outstanding		9 years 5 months 23 days
Number of Options, Granted	732,500	1,340,000	2,450,000
Weighted Average Exercise Price, Granted	$ 1.25	$ 1.25	$ 1.01
Number of Options, Exercised		(254,057)
Weighted Average Exercise Price, Exercised		$ 1.02
Weighted Average Contractual Term, Outstanding Ending Balance	8 years 1 month 17 days	8 years 9 months 25 days
Total Intrinsic Value, Beginning Balance	$ 123,600
Number of Options, Forfeited	(760,626)
Weighted Average Exercise Price, Forfeited	$ 1.25
Number of Options, Outstanding Ending Balance	3,772,817	3,800,943	2,715,000
Weighted Average Exercise Price, Outstanding Ending Balance	$ 1.37	$ 1.36	$ 1.50
Total Intrinsic Value, Ending Balance	$ 97,850	$ 123,600
Number of Options, Exercisable	3,074,476	2,755,110
Weighted Average Exercise Price, Exercisable	$ 1.39	$ 1.40
Weighted average contractual life term, exercisable	3 years 9 months 7 days
Total Intrinsic Value, exercisable	$ 97,850
Number of Options, Exercised		254,057
Number of Options, Forfeited	760,626
Total Intrinsic Value, Ending Balance	$ 97,850	$ 123,600